Templeton Emerging Markets Income Fund

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

tel 954/527.7500

fax 954/847.2288

February 26, 2019

Filed Via EDGAR (CIK #0000909112)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Templeton Emerging Markets Income Fund (the "Fund")

File Nos. 033-65898 and 811-07866

Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached the preliminary copy of the proxy statement, notice of meeting and proxy to be furnished to shareholders of the Fund in connection with the Annual Meeting of Shareholders (the "Meeting") of the Fund, scheduled to be held on May 30, 2019.  Definitive copies of these proxy materials are expected to be released to shareholders on or about April 1, 2019.

At the Meeting, shareholders will be asked to vote to elect four Trustees of the Fund to hold office for the terms specified; to approve the elimination fundamental investment policy regarding the Fund to invest at least 65% of its total assets in U.S. dollar-denominated securities; to approve an amended fundamental investment restriction regarding investments in commodities, and the ratification of the selection of PricewaterhouseCoopers LLP as the independent public accounting firm for the Fund for the fiscal year ending December 31, 2019.

The Fund intends to mail definitive proxy materials to Fund shareholders if no comments by the Staff of the U.S. Securities and Exchange Commission are received within ten (10) days of the filing of these preliminary proxy materials.

Please direct any questions relating to this filing to the undersigned at 954-847-2283.

Sincerely yours,

Templeton Emerging Markets Income Fund

/s/LORI A. WEBER

Lori A. Weber

Vice President and

Secretary